BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Financial instruments and new classification categories under IFRS 9
	Classification category
	IAS 39	IFRS 9	Carrying amount IAS 39 and IFRS 9($ Millions)
Financial assets
Cash and cash equivalents	FVPL	Amortized cost	799
Restricted cash(1)	FVPL	Amortized cost	284
Trade receivables and other current assets	Loans and receivables	Amortized cost	554
Financial instrument assets - investments in equity securities(1)(2)	Available-for-sale	FVOCI	159
Financial instrument assets - derivative financial instruments(1)(3)	FVPL	FVPL	20
Financial instrument assets - derivative financial instruments designated as hedges(1)(3)	Financial instruments designated as hedges	Financial instruments designated as hedges	6
Due from related parties	Loans and receivables	Amortized cost	60

Financial liabilities
Accounts payable and accrued liabilities	Other liabilities	Amortized cost	542
Financial instrument liabilities - derivative financial instruments(1)(3)	FVPL	FVPL	145
Financial instrument liabilities - derivative financial instruments designated as hedges(1)(3)	Financial instruments designated as hedges	Financial instruments designated as hedges	125
Due to related parties	Other liabilities	Amortized cost	112
Corporate borrowings(1)	Other liabilities	Amortized cost	2,552
Non-recourse borrowings(1)	Other liabilities	Amortized cost	9,214

  Includes both current and non-current portions.
  Investments in equity securities were originally referred to as available-for-sale securities in the 2017 annual consolidated financial statements.
  Derivative financial instruments comprise of energy derivative contracts, interest rate swaps and foreign exchange swaps.

Depreciation on power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows
Estimated service lives
Dams	Up to 115 years
Penstocks	Up to 60 years
Powerhouses	Up to 115 years
Hydroelectric generating units	Up to 115 years
Wind generating units	Up to 30 years
Solar generating units	Up to 30 years
Gas-fired cogenerating (“Cogeneration”) units	Up to 40 years
Other assets	Up to 60 years